CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues (Note 17c):
Products		$ 26,182	$ 22,784	$ 22,266
Services		51,973	41,569	38,301
Total revenues	[1]	78,155	64,353	60,567
Cost of revenues:
Products		16,073	13,904	13,435
Services		21,914	18,672	17,879
Total cost of revenues		37,987	32,576	31,314
Gross profit		40,168	31,777	29,253
Operating expenses:
Research and development		4,051	3,669	3,409
Selling and marketing		14,038	11,774	10,468
General and administrative		11,275	9,004	8,580
Amortization of intangible assets		463	473	538
Acquisition related costs		32	609	0
Impairment of intangible and tangible assets		0	0	917
Total operating expenses		29,859	25,529	23,912
Operating income		10,309	6,248	5,341
Financial expenses, net (Note 19)		1,004	1,046	729
Other expenses, net		5	9	10
Income before taxes on income		9,300	5,193	4,602
Tax expenses (income), (Note 15)		(7,221)	1,845	1,131
Income from continuing operations		16,521	3,348	3,471
Income from discontinued operation, net (Note 18)		0	154	327
Net income		16,521	3,502	3,798
Other comprehensive income:
Currency translation adjustments of foreign operations		3,293	1,311	(3,423)
Total comprehensive income		19,814	4,813	375
Profit (loss) from continuing operations attributable to:
Pointer Telocation Ltd's shareholders		16,518	3,324	3,546
Non-controlling interests		3	24	(75)
Total		16,521	3,348	3,471
Profit (loss) from discontinued operations attributable to:
Pointer Telocation Ltd's shareholders		0	120	399
Non-controlling interests		0	34	(72)
Total		$ 0	$ 154	$ 327
Basic net earnings:
Earnings from continuing operations		$ 2.07	$ 0.43	$ 0.46
Earnings from discontinued operations		0	0.02	0.05
Net earnings (loss)		2.07	0.45	0.51
Diluted net earnings:
Earnings from continuing operations		2.03	0.43	0.44
Earnings from discontinued operations		0	0.02	0.06
Net earnings (loss)		$ 2.03	$ 0.45	$ 0.50

[1]	Revenues are attributed to geographic areas based on the location of the end customers.